Earnings Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Common Share

Note 12. Earnings Per Common Share

The following table details the computation of basic and diluted earnings per share for the years ended December 31, 2013 and 2012:

	2013	2012
Net income	$2,889,351	$2,782,880
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)

Net income available to common shareholders	$2,705,928	$2,599,457

Weighted average common shares outstanding	3,542,984	3,540,914

Effect of dilutive securities:
Options	—	—
Convertible preferred stock (Series A and D)	633,935	633,935

Weighted average common shares outstanding, diluted	4,176,919	4,174,849

Basic earnings per common share	$0.76	$0.73

Diluted earnings per common share	$0.69	$0.67

The Company has 41,190 shares of common stock available for exercise in its qualified incentive stock option plan. None of these shares were “in the money” at December 31, 2013 and 2012, therefore had no effect on fully diluted earnings per share.